Derivative Liabilities Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Derivative Liabilities Derivative Liabilities Activity 1		$ 0
Derivative Liabilities Derivative Liabilities Activity 2		67,500
Derivative Liabilities Derivative Liabilities Activity 3		919,000
Derivative Liabilities Derivative Liabilities Activity 4		0
Derivative Liabilities Derivative Liabilities Activity 5		(15,000)
Derivative Liabilities Derivative Liabilities Activity 6		(67,500)
Derivative Liabilities Derivative Liabilities Activity 7		904,000
Derivative Liabilities Derivative Liabilities Activity 8		0
Derivative Liabilities Derivative Liabilities Activity 1	904,000
Derivative Liabilities Derivative Liabilities Activity 2	0
Derivative Liabilities Derivative Liabilities Activity 3	0
Derivative Liabilities Derivative Liabilities Activity 4	919,000
Derivative Liabilities Derivative Liabilities Activity 5	(683,000)
Derivative Liabilities Derivative Liabilities Activity 6	(15,000)
Derivative Liabilities Derivative Liabilities Activity 7	(221,000)
Derivative Liabilities Derivative Liabilities Activity 8	0
Derivative Liabilities Derivative Liabilities Activity 9	0
Derivative Liabilities Derivative Liabilities Activity 10	$ 904,000